RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) GWh MWh Bcf	Dec. 31, 2023 USD ($) GWh Bcf	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Foreign exchange
Derivative [Line Items]
Notional amount	$ 5,648	$ 4,978	$ 16,750	$ 20,000
Interest rate
Derivative [Line Items]
Notional amount | $	$ 2,800	$ 2,000
Power
Derivative [Line Items]
Notional amount, energy (gwh) | MWh	50
Power | Commodities | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	10,192	9,209
Natural Gas | Commodities | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	53	50